UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2015

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments:

Putnam Global Financials Fund

The fund's portfolio
5/31/15 (Unaudited)

COMMON STOCKS (95.7%)(a)
			Shares	Value

Banks (39.1%)

Banco de Sabadell SA (Spain)(NON)			57,210	$144,895

Bank of Ireland (Ireland)(NON)			463,953	177,327

Bank of Queensland, Ltd. (Australia)			10,972	110,473

Citigroup, Inc.			8,900	481,312

Credicorp, Ltd. (Peru)			1,352	190,821

DNB ASA (Norway)			11,654	204,700

Dubai Islamic Bank PJSC (United Arab Emirates)(NON)			82,369	152,267

Grupo Financiero Banorte SAB de CV (Mexico)			35,600	200,877

ING Groep NV GDR (Netherlands)			19,291	317,280

JPMorgan Chase & Co.			9,847	647,736

KeyCorp			7,700	112,266

Lloyds Banking Group PLC (United Kingdom)			201,404	270,179

Metro Bank PLC (acquired 01/15/14, cost $96,022) (Private) (United Kingdom)(F)(RES)(NON)			4,511	104,022

Natixis SA (France)			27,956	209,586

PacWest Bancorp			4,200	188,538

Permanent TSB Group Holdings PLC (Ireland)(NON)			45,283	205,403

Sumitomo Mitsui Financial Group, Inc. (Japan)			3,300	149,443

United Overseas Bank, Ltd. (Singapore)			12,900	221,162

Virgin Money Holdings UK PLC (United Kingdom)(NON)			48,847	324,761

Wells Fargo & Co.			11,500	643,541

				5,056,589
Capital markets (14.0%)

AllianceBernstein Holding LP (Partnership shares)			6,000	188,160

BGP Holdings PLC (Malta)(F)(NON)			82,319	90

Carlyle Group LP (The)			4,263	131,428

Charles Schwab Corp. (The)			12,100	382,965

E*Trade Financial Corp.(NON)			7,500	220,950

KKR & Co. LP			8,100	185,895

Morgan Stanley			9,400	359,080

Partners Group Holding AG (Switzerland)			589	184,719

State Street Corp.			2,000	155,860

				1,809,147
Diversified financial services (2.8%)

Challenger, Ltd. (Australia)			36,398	190,268

Eurazeo SA (France)			2,625	175,865

				366,133
Hotels, restaurants, and leisure (2.0%)

Accor SA (France)			2,887	158,207

Dalata Hotel Group PLC (Ireland)(NON)			24,684	103,020

				261,227
Household durables (1.6%)

Persimmon PLC (United Kingdom)			6,850	205,412

				205,412
Insurance (19.8%)

Admiral Group PLC (United Kingdom)			6,216	141,463

AIA Group, Ltd. (Hong Kong)			58,400	383,546

American International Group, Inc.			6,400	375,104

Assured Guaranty, Ltd.			7,100	202,989

Genworth Financial, Inc. Class A(NON)			17,700	140,538

Hartford Financial Services Group, Inc. (The)			7,900	324,769

Intact Financial Corp. (Canada)			3,920	281,139

Prudential PLC (United Kingdom)			16,939	421,223

St James's Place PLC (United Kingdom)			21,318	296,989

				2,567,760
IT Services (1.3%)

Visa, Inc. Class A			2,520	173,074

				173,074
Professional services (0.6%)

Verisk Analytics, Inc. Class A(NON)			1,000	72,580

				72,580
Real estate investment trusts (REITs) (6.5%)

American Tower Corp.(R)			1,400	129,906

Boston Properties, Inc.(R)			900	117,027

Hibernia REIT PLC (Ireland)(R)			132,908	187,429

Japan Hotel REIT Investment Corp (Japan)(R)			264	180,401

Public Storage(R)			600	116,124

Simon Property Group, Inc.(R)			600	108,840

				839,727
Real estate management and development (5.2%)

Foxtons Group PLC (United Kingdom)			59,788	259,062

Kennedy-Wilson Holdings, Inc.			6,100	155,977

Mitsui Fudosan Co., Ltd. (Japan)			6,000	174,297

Nexity SA (France)			2,095	84,387

				673,723
Thrifts and mortgage finance (1.4%)

Radian Group, Inc.			10,200	182,784

				182,784
Transportation infrastructure (1.4%)

Sumitomo Warehouse Co., Ltd. (The) (Japan)			33,000	185,041

				185,041

Total common stocks (cost $9,856,851)				$12,393,197

WARRANTS (1.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Oberoi Realty, Ltd. 144A (India)	12/12/16	$0.00	25,728	$123,531

Total warrants (cost $130,960)				$123,531

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $16,156) (Private)(F)(RES)(NON)			5,674	$14,540

Total convertible preferred stocks (cost $16,156)				$14,540

SHORT-TERM INVESTMENTS (2.7%)(a)
			Shares	Value

Putnam Short Term Investment Fund 0.07%(AFF)			347,126	$347,126

Total short-term investments (cost $347,126)				$347,126

TOTAL INVESTMENTS

Total investments (cost $10,351,093)(b)				$12,878,394

FORWARD CURRENCY CONTRACTS at 5/31/15 (aggregate face value $4,501,689) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Australian Dollar	Buy	7/15/15	$129,217	$129,047	$170
	Canadian Dollar	Buy	7/15/15	81,160	79,777	1,383
	Euro	Sell	6/17/15	76,676	78,177	1,501
	Hong Kong Dollar	Buy	8/19/15	136,299	136,361	(62)
	Japanese Yen	Buy	8/19/15	45,813	47,426	(1,613)
	Singapore Dollar	Sell	8/19/15	40,947	41,614	667
	Swiss Franc	Buy	6/17/15	60,359	59,479	880
Citibank, N.A.
	Australian Dollar	Buy	7/15/15	47,903	47,631	272
	Danish Krone	Buy	6/17/15	34,818	35,660	(842)
	Euro	Sell	6/17/15	31,198	31,920	722
	Japanese Yen	Sell	8/19/15	79,616	82,415	2,799
Credit Suisse International
	Australian Dollar	Buy	7/15/15	54,845	53,347	1,498
	British Pound	Sell	6/17/15	300,449	302,203	1,754
	Canadian Dollar	Buy	7/15/15	179,114	176,030	3,084
	Euro	Buy	6/17/15	96,669	94,523	2,146
	Japanese Yen	Buy	8/19/15	193,460	200,070	(6,610)
	Norwegian Krone	Sell	6/17/15	159,880	159,464	(416)
	Swedish Krona	Buy	6/17/15	169,260	172,915	(3,655)
	Swiss Franc	Buy	6/17/15	127,958	126,202	1,756
Deutsche Bank AG
	Australian Dollar	Buy	7/15/15	68,499	68,098	401
	British Pound	Sell	6/17/15	455,869	454,868	(1,001)
	Canadian Dollar	Buy	7/15/15	67,580	66,392	1,188
	Euro	Sell	6/17/15	68,657	69,706	1,049
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/15/15	60,718	60,331	387
	British Pound	Buy	6/17/15	155,726	155,950	(224)
	Canadian Dollar	Buy	7/15/15	112,338	111,920	418
	Euro	Buy	6/17/15	208,057	213,223	(5,166)
	Japanese Yen	Buy	8/19/15	37,492	37,513	(21)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/15/15	44,318	44,032	286
	British Pound	Sell	6/17/15	294,794	299,608	4,814
	Canadian Dollar	Buy	7/15/15	140,463	137,997	2,466
	Euro	Sell	6/17/15	226,952	227,185	233
	Israeli Shekel	Buy	7/15/15	14,937	14,583	354
	Japanese Yen	Buy	8/19/15	162,515	168,248	(5,733)
	Swedish Krona	Buy	6/17/15	57,941	58,648	(707)
	Swiss Franc	Buy	6/17/15	62,489	61,312	1,177
UBS AG
	Australian Dollar	Buy	7/15/15	86,196	85,711	485
	British Pound	Buy	6/17/15	18,339	9,847	8,492
WestPac Banking Corp.
	Australian Dollar	Buy	7/15/15	85,738	85,252	486
	Canadian Dollar	Buy	7/15/15	6,830	7,307	(477)
	Japanese Yen	Buy	8/19/15	9,367	9,697	(330)

Total						$14,011

Key to holding's abbreviations
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
PJSC	Public Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2014 through May 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $12,944,977.
(b)	The aggregate identified cost on a tax basis is $10,413,095, resulting in gross unrealized appreciation and depreciation of $2,650,491 and $185,192, respectively, or net unrealized appreciation of $2,465,299.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $118,562, or less than 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$57,979	$3,468,875	$3,179,728	$174	$347,126
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $7,993 to cover certain derivative contracts.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	47.7%
	United Kingdom	15.7
	Japan	5.4
	Ireland	5.2
	France	4.9
	Hong Kong	3.0
	Netherlands	2.5
	Australia	2.3
	Canada	2.2
	Singapore	1.7
	Mexico	1.6
	Norway	1.6
	Peru	1.5
	Switzerland	1.4
	United Arab Emirates	1.2
	Spain	1.1
	India	1.0

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $5,370 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$466,639	$—	$—
Financials	9,982,161	1,409,590	104,112
Industrials	72,580	185,041	—
Information technology	173,074	—	—
Total common stocks	10,694,454	1,594,631	104,112
Convertible preferred stocks	$—	$—	$14,540
Warrants	—	123,531	—
Short-term investments	347,126	—	—

Totals by level	$11,041,580	$1,718,162	$118,652

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$14,011	$—

Totals by level	$—	$14,011	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	40,868	26,857
Equity contracts	123,531	—

Total	$164,399	$26,857

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$5,600,000
Warrants (number of warrants)		15,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	State Street Bank and Trust Co.	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	4,601	3,793	10,238	2,638	805	9,330	486	40,868

	Total Assets	$4,601	$3,793	$10,238	$2,638	$805	$9,330	$486	$40,868

	Liabilities:
	Forward currency contracts#	1,675	842	10,681	1,001	5,411	6,440	807	26,857

	Total Liabilities	$1,675	$842	$10,681	$1,001	$5,411	$6,440	$807	$26,857

	Total Financial and Derivative Net Assets	$2,926	$2,951	$(443)	$1,637	$(4,606)	$2,890	$(321)	$14,011
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—
	Net amount	$2,926	$2,951	$(443)	$1,637	$(4,606)	$2,890	$(321)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 29, 2015